Pensions and other post-employment benefits - Summary of Analysis of Defined Benefit Pension Obligation (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [line items]
Defined benefit obligation	£ (12,845)	£ (13,117)	£ (14,385)
Funded
Disclosure of defined benefit plans [line items]
Defined benefit obligation	(12,323)	(12,564)	(13,782)
Unfunded
Disclosure of defined benefit plans [line items]
Defined benefit obligation	£ (522)	£ (553)	£ (603)